Share Capital - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	May. 31, 2014 USD ($) $ / shares shares	Oct. 31, 2013 CNY (¥) shares	May. 31, 2013 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Oct. 31, 2010 shares Vote
Class of Stock [Line Items]
Share Repurchase Plan, share value | ¥						¥ 213,665	¥ 59,822
Net proceeds from issuance of ordinary shares				$ 279,184	¥ 1,808,498		¥ 533,301
Kingsoft
Class of Stock [Line Items]
Net proceeds from issuance of ordinary shares | $				172,012
Xiaomi
Class of Stock [Line Items]
Net proceeds from issuance of ordinary shares | $				50,000
Esta Investments
Class of Stock [Line Items]
Net proceeds from issuance of ordinary shares | $				74,004
Share Capital before Increase
Class of Stock [Line Items]
Ordinary shares | $	$ 7,700
Share Capital after Increase
Class of Stock [Line Items]
Ordinary shares | $	$ 15,000
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares				$ 4		¥ 23		¥ 30
Ordinary shares, shares authorized (in shares)				1,200,000,000		1,200,000,000		1,200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00001
Entitled vote per ordinary share | Vote									1
Business acquisition, shares issued						2,666,898
Class A Ordinary Shares | Galaxy ENet Inc
Class of Stock [Line Items]
Business acquisition, shares issued						3,683,712
Class A Ordinary Shares | Kingsoft
Class of Stock [Line Items]
Issuance of new shares				39,087,125	39,087,125
Class A Ordinary Shares | Xiaomi
Class of Stock [Line Items]
Issuance of new shares				6,142,410	6,142,410
Class A Ordinary Shares | Esta Investments
Class of Stock [Line Items]
Issuance of new shares				24,668,022	24,668,022
Class A Ordinary Shares | Share Capital before Increase
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)	470,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Class A Ordinary Shares | Share Capital after Increase
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)	1,200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Class A Ordinary Shares | Additional Share Capital after Increase
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, additional shares authorized (in shares)	730,000,000
Class A Ordinary Shares | Fastweb and WiFire BJ and Yilong
Class of Stock [Line Items]
Business acquisition, shares issued			5,282,100
Class A Ordinary Shares | Esta Investments
Class of Stock [Line Items]
Share Repurchase Plan, shares repurchased (in shares)		34,683,042
Share Repurchase Plan, share value | ¥		¥ 533,301
Issuance of new shares		5,316,960
Net proceeds from issuance of ordinary shares | ¥		¥ 78,685
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares				$ 1		¥ 3		¥ 4
Ordinary shares, shares authorized (in shares)				300,000,000		300,000,000		300,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00001
Entitled vote per ordinary share | Vote									10
Conversion ratio, Class B ordinary share into Class A Ordinary Share									1
Class B Ordinary Shares | Kingsoft
Class of Stock [Line Items]
Issuance of new shares				18,250,268	18,250,268
Class B Ordinary Shares | Xiaomi
Class of Stock [Line Items]
Issuance of new shares				10,524,257	10,524,257
Class B Ordinary Shares | Share Capital before Increase
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)	300,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Class B Ordinary Shares | Share Capital after Increase
Class of Stock [Line Items]
Ordinary shares, shares authorized (in shares)	300,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001